OTHER INCOME AND EXPENSE - Other expense (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other income and expense [abstract]
Personnel expenses	$ (3,211,591)	$ (3,055,168)	$ (2,833,794)
Taxes and fees	(1,095,868)	(1,214,559)	(872,341)
Insurance	(724,369)	(618,197)	(524,557)
Consultancy, audit and other fees	(589,761)	(537,972)	(479,043)
Maintenance and repairs	(384,759)	(394,524)	(357,790)
Marketing	(271,865)	(233,512)	(207,071)
Amortization of intangible assets	(253,737)	(240,804)	(225,137)
Depreciation right of use assets	(234,339)	(211,457)	(201,293)
Depreciation of tangible assets	(224,570)	(218,230)	(219,316)
Affiliation contributions and transfers	(186,245)	(168,986)	(252,942)
Leases (Rent)	(152,000)	(144,276)	(134,691)
Warehouse services	(149,319)	(148,633)	(144,739)
Transportation services	(104,397)	(95,520)	(99,296)
Losses due to claims	(88,127)	(83,728)	(39,435)
Data processing	(85,802)	(85,231)	(77,803)
Cleaning and security services	(79,787)	(80,904)	(74,276)
Outsourcing services	(64,805)	(59,599)	(68,779)
Supplies and stationary	(39,349)	(52,074)	(46,114)
Donations expenses	(34,774)	(31,309)	(36,019)
Adaptation and installation	(25,543)	(28,076)	(30,636)
Travel expenses	(22,624)	(21,345)	(24,249)
Loss from sale of property, plant and equipment	(22,620)	(44,399)	(26,387)
Impairment losses other assets	(4,959)	(2,946)	(20,787)
Loss from sale of non-current assets held for sale	(2,160)	(595)	(800)
Other	(598,428)	(574,410)	(412,488)
Total other expense	$ (8,651,798)	$ (8,346,454)	$ (7,409,783)